Note 1 - Organization and Nature of Business (Details) - KCI Holding I, LLC	6 Months Ended
	Feb. 28, 2015	Jun. 04, 2014
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Number of Franchise Brands	2
Number of Restaurants	17
Capriotti's Sandwich Shops
Number of Restaurants	9
Papa John's
Number of Restaurants	6
Elements Kitchen & Martini Bar and Social Bistro & Wine Bar
Number of Restaurants	2